Shareholder Report, Holdings (Details)	Jun. 30, 2024
Horizon Kinetics Blockchain Development ETF | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Horizon Kinetics Blockchain Development ETF | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Horizon Kinetics Blockchain Development ETF | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Horizon Kinetics Blockchain Development ETF | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Kinetics Blockchain Development ETF | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Horizon Kinetics Blockchain Development ETF | Urbana Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Kinetics Blockchain Development ETF | Japan Exchange Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Kinetics Blockchain Development ETF | Galaxy Digital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Kinetics Blockchain Development ETF | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics Blockchain Development ETF | WisdomTree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Kinetics Blockchain Development ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Kinetics Blockchain Development ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Horizon Kinetics Blockchain Development ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Kinetics Blockchain Development ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Horizon Kinetics Blockchain Development ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Horizon Kinetics Blockchain Development ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics Blockchain Development ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Kinetics Blockchain Development ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Horizon Kinetics Blockchain Development ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
Horizon Kinetics Blockchain Development ETF | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Kinetics Energy and Remediation ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Horizon Kinetics Energy and Remediation ETF | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Horizon Kinetics Energy and Remediation ETF | Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Horizon Kinetics Energy and Remediation ETF | CES Energy Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Horizon Kinetics Energy and Remediation ETF | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Horizon Kinetics Energy and Remediation ETF | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Horizon Kinetics Energy and Remediation ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Horizon Kinetics Energy and Remediation ETF | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Horizon Kinetics Energy and Remediation ETF | Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Horizon Kinetics Energy and Remediation ETF | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Kinetics Energy and Remediation ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
Horizon Kinetics Energy and Remediation ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Horizon Kinetics Energy and Remediation ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Kinetics Energy and Remediation ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Kinetics Energy and Remediation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon Kinetics Inflation Beneficiaries ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Horizon Kinetics Inflation Beneficiaries ETF | Landbridge Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Kinetics Inflation Beneficiaries ETF | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Kinetics Inflation Beneficiaries ETF | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Kinetics Inflation Beneficiaries ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Horizon Kinetics Inflation Beneficiaries ETF | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Kinetics Inflation Beneficiaries ETF | Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Horizon Kinetics Inflation Beneficiaries ETF | CACI International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Horizon Kinetics Inflation Beneficiaries ETF | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Kinetics Inflation Beneficiaries ETF | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Kinetics Inflation Beneficiaries ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
Horizon Kinetics Inflation Beneficiaries ETF | Publicly Traded Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Kinetics Inflation Beneficiaries ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Horizon Kinetics Medical ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Horizon Kinetics Medical ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Kinetics Medical ETF | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Kinetics Medical ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Horizon Kinetics Medical ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Kinetics Medical ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics Medical ETF | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Kinetics Medical ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Horizon Kinetics Medical ETF | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Horizon Kinetics Medical ETF | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Horizon Kinetics Medical ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Horizon Kinetics Medical ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Kinetics SPAC Active ETF | Centurion Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Kinetics SPAC Active ETF | Spring Valley Acquisition Corp. II [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Kinetics SPAC Active ETF | Graf Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics SPAC Active ETF | SilverBox Corp. III [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics SPAC Active ETF | IB Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Kinetics SPAC Active ETF | Learn CW Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Kinetics SPAC Active ETF | Legato Merger Corp. III [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Kinetics SPAC Active ETF | Haymaker Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon Kinetics SPAC Active ETF | Bowen Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon Kinetics SPAC Active ETF | Inflection Point Acquisition Corp. II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Horizon Kinetics SPAC Active ETF | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Kinetics SPAC Active ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%